                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED OCTOBER 26, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Small/Mid-Cap Value/Core team. The team is made up of established investment professionals. Current members of the team include William Gerlach, a Managing Director of the Adviser, Bradley Daniels, an Executive Director of the Adviser, James Jolinger, an Executive Director of the Adviser and Matthew Todorow, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSAV SPT 3/02
                                                                     453 553 653
                                                                        65198SPT

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                          VAN KAMPEN ASIAN EQUITY FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   MSAG SPT 3/02
                                                                     452 552 652

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN EMERGING MARKETS FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED OCTOBER 26, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Emerging Markets team. The team is made up of established investment professionals. Current members of the team include Narayan Ramachandran, a Managing Director of the Adviser, Ruchir Sharma, an Executive Director of the Adviser, Ashutosh Sinha, an Executive Director of the Adviser and Michael Perl, an Executive Director of the Adviser. The composition of the team may change without notice from time to

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   MSEM SPT 3/02
                                                                     455 555 655

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN EQUITY GROWTH FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED OCTOBER 26, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Select Growth team. The team is made up of established investment professionals. Current members of the team include William Auslander, a Managing Director of the Adviser, Peter Dannenbaum, an Executive Director of the Adviser and Jeffrey Alvino, an Executive Director of the Adviser. The composition of the team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    EQG SPT 3/02
                                                                     468 568 668

                          VAN KAMPEN SERIES FUND, INC.

                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN EUROPEAN VALUE EQUITY FUND

                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    EEQ SPT 3/02
                                                                     472 572 672
                                                                        65105SPT

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                          VAN KAMPEN FOCUS EQUITY FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED OCTOBER 26, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Select Growth team. The team is made up of established investment professionals. Current members of the team include William Auslander, a Managing Director of the Adviser, Peter Dannenbaum, an Executive Director of the Adviser and Jeffrey Alvino, an Executive Director of the Adviser. The composition of the team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   MSAE SPT 3/02
                                                                     474 574 674
                                                                        65010SPT

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   MSGE SPT 3/02
                                                                     450 550 650
                                                                        65040SPT

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   MSGL SPT 3/02
                                                                     465 565 665
                                                                        65004SPT

                          VAN KAMPEN SERIES FUND, INC.

                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND

                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   MSIM SPT 3/02
                                                                     461 561 661
                                                                        65008SPT

                          VAN KAMPEN SERIES FUND, INC.

                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN LATIN AMERICAN FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED OCTOBER 26, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Emerging Markets team. The team is made up of established investment professionals. Current members of the team include Michael Perl, an Executive Director of the Adviser, Ana Christina Piedrahita, a Vice President of the Adviser and Narayan Ramachandran, a Managing Director of the Adviser. The composition of the team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   MSLA SPT 3/02
                                                                     459 559 659

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN MID CAP GROWTH FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED OCTOBER 26, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Small/Mid-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Dennis Lynch, a Vice President of the Adviser, David Chu, an Executive Director of the Adviser, David Cohen, a Vice President of the Adviser and John Roscoe, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    MCG SPT 3/02
                                                                      74 174 274
                                                                        65050SPT

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED OCTOBER 26, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The shareholders of the Van Kampen Global Franchise Fund (the "Fund") approved the elimination of the Fund's fundamental policy regarding diversification and the reclassification of the Fund as "non-diversified" at a special meeting of shareholders held on March 20, 2002 at the offices of Van Kampen Investments Inc.

    The Prospectus is hereby supplemented as follows:

    (1) The following is added after the sixth paragraph under the section entitled "PRINCIPAL INVESTMENT RISKS":

        NON-DIVERSIFICATION RISKS. The Fund is classified as a "non-diversified" fund, which means the Fund may invest a greater portion of its assets in a more limited number of issuers than a "diversified" fund. As a result, the Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's shares.

    (2) The second sentence of the fifth paragraph under the section entitled "INVESTMENT OBJECTIVE, POLICIES AND RISKS" is deleted in its entirety and replaced with the following:

        While the Fund invests in a number of different issuers and industries, the Fund may invest up to (but not including) 25% of its assets in a single industry.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   GLF SPT 3/02A
                                                                     475 575 675
                                                                        65114SPT

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                             VAN KAMPEN VALUE FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   MSVL SPT 3/02
                                                                     467 567 667
                                                                        65011SPT

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN WORLDWIDE HIGH INCOME FUND
                        SUPPLEMENT DATED MARCH 29, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED OCTOBER 26, 2001

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   MSWW SPT 3/02
                                                                     454 554 654
                                                                        65009SPT